Financial Assets and Financial Liabilities (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure of redesignated financial assets and liabilities [abstract]
Schedule of trade and other receivables

	31 December 2020			30 June 2020
	Current A$	Non- current A$	Total A$	Current A$	Non- current A$	Total A$

R&D tax incentive receivable	1,883,325	-	1,883,325	-	-	-
Accrued interest income	5,240	-	5,240	12,584	-	12,584
Goods and services tax receivable	88,876	-	88,876	48,737	-	48,737
	1,977,441	-	1,977,441	61,321	-	61,321